Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

				Schedule 1
COMMERCE BANCSHARES, INC. PARTICIPATING INVESTMENT PLAN
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
EIN #: 43-0889454
Plan #: 002
December 31, 2025
		Number
(a)	(b) Identity of issue	of shares/units	(d) Cost	(e) Fair Value
	Commerce Bancshares, Inc. Common Stock Fund:
*	Commerce Bancshares, Inc. Common Stock	2,490,257	**	$130,341,858
*	Fidelity Retirement Money Market Fund	4,059,452	**	4,059,452
	Total Common Stock Fund	2,383,847		134,401,310

	Stable Value Funds:
*	Managed Income Portfolio Fund Class 2	25,202,968	**	25,202,968
	Total Stable Value Funds			25,202,968

	Common Collective Trusts:
	T. Rowe Price Retirement 2005 Trust Class F	17,429	**	406,452
	T. Rowe Price Retirement 2010 Trust Class F	29,977	**	749,128
	T. Rowe Price Retirement 2015 Trust Class F	48,276	**	1,323,723
	T. Rowe Price Retirement 2020 Trust Class F	283,474	**	8,484,374
	T. Rowe Price Retirement 2025 Trust Class F	889,504	**	29,220,220
	T. Rowe Price Retirement 2030 Trust Class F	1,340,741	**	48,628,689
	T. Rowe Price Retirement 2035 Trust Class F	890,740	**	35,442,531
	T. Rowe Price Retirement 2040 Trust Class F	966,270	**	41,259,740
	T. Rowe Price Retirement 2045 Trust Class F	682,956	**	30,357,413
	T. Rowe Price Retirement 2050 Trust Class F	802,409	**	35,915,831
	T. Rowe Price Retirement 2055 Trust Class F	561,190	**	25,146,932
	T. Rowe Price Retirement 2060 Trust Class F	623,648	**	17,879,986
	T. Rowe Price Retirement 2065 Trust Class F	203,193	**	3,643,245
*	Spartan Total Market Index Pool Class C	385,876	**	117,105,600
*	Spartan 500 Index Pool Class C	446,883	**	145,174,313
*	Spartan International Index Pool Class C	132,382	**	23,577,207
	Total Common Collective Trusts			564,315,384

	Mutual Funds:
	American Century Inflation-Adjusted Bond Fund R6 Class	406,251	**	4,285,949
	American Funds Small Cap World Fund Class R6	51,030	**	3,893,112
*	Commerce Bond Fund	2,110,700	**	38,435,847
	DFA Emerging Markets Value Fund	441,008	**	16,414,325
	Dodge & Cox International Stock Fund	2,260,521	**	37,208,173
*	Fidelity Money Market Government Portfolio	205,262	**	205,262
*	Fidelity US Bond Index Fund	2,264,266	**	23,910,646
	Invesco Small Cap Growth Fund R5 Class	500,751	**	18,893,326
	JPMorgan Mid Cap Growth Fund Class R6	663,353	**	34,321,898
	T. Rowe Price Blue Chip Growth Fund	656,605	**	138,097,233
	Vanguard Equity-Income Fund Admiral Shares	562,416	**	52,254,105
	Vanguard Federal Money Market Fund Investor Shares	37,650,384	**	37,650,384
	Vanguard Small Cap Value Index Fund - Institutional Class	584,630	**	29,745,960
	Victory Sycamore Established Value Fund Class R	334,832	**	14,719,199
	Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	88,739	**	3,081,031
	Total Mutual Funds			453,116,450

				Schedule 1
COMMERCE BANCSHARES, INC. PARTICIPATING INVESTMENT PLAN
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
EIN #: 43-0889454
Plan #: 002
December 31, 2025
		Number
(a)	(b) Identity of issue	of shares/units	(d) Cost	(e) Fair Value
	Total assets held for investment purposes			1,177,036,112

*	Notes receivable from participants--Interest rates on these loans			12,180,139
	range from 4.25% to 9.50%, maturing through 2040.

	Total assets			$1,189,216,251

	* Party-in-interest as defined by ERISA.
	** In accordance with instructions to the Form 5500, the Plan is no longer required to disclose the cost component of participant-directed investments.
	See accompanying report of independent registered public accounting firm.